Business combination (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 01, 2021	May 04, 2021	Jan. 25, 2021
Statement [Line Items]
Goodwill	$ 38,355	$ 70,112
Period of estimated cash flows	7 years
Carta CGU [Member]
Statement [Line Items]
Goodwill	$ 24,315	35,893
Indefinite life intangible assets	1,000	1,000
Carta CGU [Member] | Goodwill [member]
Statement [Line Items]
Impairment charges	11,578
Carta CGU [Member] | Intangible assets with indefinite useful life [member]
Statement [Line Items]
Impairment charges	11,578
Mogo Related Entities [Member]
Statement [Line Items]
Goodwill	14,040	$ 34,219
Mogo Related Entities [Member] | Goodwill [member]
Statement [Line Items]
Impairment charges	20,180
Mogo Related Entities [Member] | Intangible assets with indefinite useful life [member]
Statement [Line Items]
Impairment charges	20,180
Carta [Member]
Statement [Line Items]
Acquisition of issued and outstanding securities					10,000,000
Fair value as of acquisition date					$ 54,800
Acquisition expenses	379
Moka [Member]
Statement [Line Items]
Acquisition of issued and outstanding securities				4,633,648
Fair value as of acquisition date				$ 51,715
Acquisition expenses	536
Cash consideration				$ 4,508
Equity settled share based payment awards				366,343
Cash held in trust	$ 2,756
Moka [Member] | Common Shares [Member]
Statement [Line Items]
Fair value as of acquisition date				$ 46,600
Fortification [member]
Statement [Line Items]
Acquisition of issued and outstanding securities			75,000
Fair value as of acquisition date			$ 1,540
Cash consideration			$ 1,144